EMPLOYEE BENEFIT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
EMPLOYEE BENEFIT
Contributions for employee benefits	$ 21,926	¥ 152,231	¥ 105,554	¥ 75,538